Others, Net (Tables)	12 Months Ended
Jun. 30, 2023
Others, Net [Abstract]
Schedule of Others, Net
	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

Government grants	3,010	69	415
Fair value changes of short-term investments	2,400	4,894	9,235
Others	9,683	14,950	11,663
Total	15,093	19,913	21,313